Lease liabilities (non-current and current)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Lease liabilities (non-current and current)

20 Lease liabilities (non-current and current)

The non-current and current portion of the lease liabilities as at December 31, 2023 and 2022 is as follows:

	31/12/23	31/12/22
Non-current portion of the lease liabilities	52,914	41,024
Current portion of the lease liabilities	9,413	10,825
Total	62,327	51,849

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2023 and 2022 are reported in the following tables.

	31/12/23	31/12/22
Balance at beginning of year	51,849	57,138
Additions for new leases	9,773	7,909
Interest expenses	3,090	2,877
Lease payments	(14,147)	(12,926)
Disposal of leases	(172)	(2,568)
Adjustments due to remeasurements	584	(227)
Adjustments due to modifications	11,867	(167)
Covid-19 rent concessions	—	(635)
Effect of translation adjustments	(517)	448
Balance at end of year	62,327	51,849

As at December 31, 2023, the incremental borrowing rate is within the range of 3% and 12% (the same range as at December 31, 2022).

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2023 and 2022 are reported in the tables below.

	31/12/23	31/12/22
Less than one year	13,054	13,404
One to five years	42,309	35,116
More than five years	22,706	12,820
Total undiscounted lease liabilities	78,069	61,340

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. The Group has estimated that the potential future lease payments, should it exercise the extension option, would result in an increase in lease liability of 42.613 (26,254 as at December 31, 2022).